Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Revenues [Abstract]
Schedule of Disaggregates the Company’s Revenues

The following table disaggregates the Company’s revenues based on the nature and characteristics of its contracts, for the six months ended June 30, 2026 and 2025:

	Six months ended June 30,
	2026	2025
	Unaudited
Sales of products	$1,698,910	$707,021
Services and non-recurring engineering and proof of concept contracts	$378,635	-
	$2,077,545	$707,021

Schdule of Revenue by Region Based on the Shipping Address of Customers

The following table summarizes revenue by region based on the shipping address of customers:

	Six months ended June 30,
	2026		2025
	Amount of revenues	Percentage of revenues	Amount of revenues	Percentage of revenues
	Unaudited

Israel	$1,480,693	71.3%	$491,432	69.5%
England	389,327	18.7%	195,589	27.7%
United States	207,525	10%	-	-
Rest of the world	-	-	20,000	2.8%

	$2,077,545	100%	$707,021	100%